Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Schedule of receivables by due date	Trade and other receivables consisted of the following:

	At June 30, 2020			At December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Trade receivables	€1,764	€—	€1,764	€2,064	€—	€2,064
Receivables from financing activities	1,924	277	2,201	2,855	300	3,155
Other receivables	1,563	1,605	3,168	1,709	2,076	3,785
Total Trade and other receivables	€5,251	€1,882	€7,133	€6,628	€2,376	€9,004